STOCK-BASED EMPLOYEE COMPENSATION - Summary of Non-Vested Shares (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested shares, Beginning balance	825,000
Non-vested shares, Granted	72,000	830,000
Non-vested shares, Vested
Non-vested shares, Forfeited/Canceled	(40,500)	(5,000)
Non-vested shares, Ending balance	856,500	825,000
Non-vested shares, Weighted average Grant-Date Fair Value, Beginning balance	$ 4.93
Non-vested shares, Weighted average Grant-Date Fair Value, Granted	$ 6.99	$ 4.93
Non-vested shares, Weighted average Grant-Date Fair Value, Vested
Non-vested shares, Weighted average Grant-Date Fair Value, Forfeited/Canceled	$ 5.09	$ 4.82
Non-vested shares, Weighted average Grant-Date Fair Value, Ending balance	$ 5.10	$ 4.93